Financial assets and liabilities, Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets [Abstract]
Cash and cash equivalents	$ 105,310	$ 476,714	$ 278,842	$ 422,083
Restricted cash	37,672	36,085
Trade receivables	186,363	344,030
Other accounts receivable	264,261	421,770
Related parties	42,228	163,344
Financial liabilities [Abstract]
Short-term portion of the financial debt	129,085	139,189
Trade payables	228,959	262,159
Accounts payable and accrued expenses	525,108	499,529
Related parties	1,458	87,573
Long-term financial debt	53,644	118,737
Financial Liabilities Valued at Amortized Cost [Member]
Financial liabilities [Abstract]
Short-term portion of the financial debt	129,085	139,189
Trade payables	228,959	262,159
Accounts payable and accrued expenses	486,827	461,892
Related parties	1,458	87,573
Total short-term portion of the financial debt	846,329	950,813
Long-term financial debt	53,644	118,737
Total financial liabilities	899,973	1,069,550
Financial Assets Valued at Amortized Cost [Member]
Financial assets [Abstract]
Cash and cash equivalents	105,310	476,714
Restricted cash	37,672	36,085
Trade receivables	130,148	278,587
Other accounts receivable	60,758	115,443
Related parties	42,228	163,344
Total current financial assets	$ 376,116	$ 1,070,173